Cover	Dec. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2021
Entity File Number	001-31240
Entity Registrant Name	Newmont Corporation
Entity Central Index Key	0001164727
Entity Tax Identification Number	84-1611629
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6900 E Layton Avenue
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	863-7414
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.60 per share
Trading Symbol	NEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false